Provisions for liabilities - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions				12 Months Ended
	Aug. 29, 2025 GBP (£)	Aug. 29, 2025 CAD ($)	Jul. 15, 2024 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2025 CAD ($)	Aug. 29, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Oct. 17, 2024 GBP (£)	Oct. 17, 2024 CAD ($)	Jul. 15, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities				£ 3,161		£ 4,071
Cash retained for working capital needs				407				$ 750				$ 750
Other provisions for liabilities				608		3,044
Insurance settlements payment	£ 3								$ 6
Provision for expected liability				£ 3,769		£ 7,115								£ 999
Pre-tax discount rate, provision calculation				3.86%	3.86%	3.27%
Transferred to Canada Settlement Payable (Note 25)				£ (85)
Beni Oral Nicotine LLC
Disclosure Of Other Provisions [Line Items]
Additional provisions, other provisions				£ 82		£ 51
Contingent consideration recognised as of acquisition date			£ 160										$ 200
Contingent consideration, term			5 years
Bottom of range
Disclosure Of Other Provisions [Line Items]
Sensitivity on changes in pricing plans, hypothesis, provision calculation				60.00%	60.00%
Increase (decrease) in provision if pricing plans change, provision calculation				£ 244
Top of range
Disclosure Of Other Provisions [Line Items]
Sensitivity on changes in pricing plans, hypothesis, provision calculation				120.00%	120.00%
Increase (decrease) in provision if pricing plans change, provision calculation				£ 94
Decrease in rate of one percent, tobacco companies net income after taxes
Disclosure Of Other Provisions [Line Items]
Sensitivity additional volume decline, hypothesis, provision calculation				3.00%	3.00%
Increase (decrease) in provision if volume decreases, provision calculation				£ (415)
Decrease rate less than one percent, tobacco companies net income after taxes
Disclosure Of Other Provisions [Line Items]
Sensitivity additional volume decline, hypothesis, provision calculation				3.00%	3.00%
Increase (decrease) in provision if volume decreases, provision calculation				£ 282
Decrease in discount rate of one percent, tobacco companies net income after taxes
Disclosure Of Other Provisions [Line Items]
Sensitivity on changes in discount rate, hypothesis, provision calculation				1.00%	1.00%
Increase (decrease) in provision if discount rate increase (decrease), provision calculation				£ 330
Increase in discount rate of one percent, tobacco companies net income after taxes
Disclosure Of Other Provisions [Line Items]
Sensitivity on changes in discount rate, hypothesis, provision calculation				1.00%	1.00%
Increase (decrease) in provision if discount rate increase (decrease), provision calculation				£ (273)
Settlement of tobacco litigation in Canada
Disclosure Of Other Provisions [Line Items]
Other provisions											£ 17,600	$ 32,500
Cash contribution deduction from the global settlement				17,600				32,500
Upfront cash payments				3,000				5,532
Settlement of tobacco litigation in Canada, upfront payment
Disclosure Of Other Provisions [Line Items]
Percentage of cash tax refunds received from upfront payments											85.00%	85.00%
Annual payments, percentage of net income after taxes											85.00%	85.00%
Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities				£ 18		32
Estimated unwind percentage of noncurrent provisions relates to termination payments				99.00%	99.00%
Other provisions for liabilities				£ 37		33
Provision for expected liability				55		65								139
Transferred to Canada Settlement Payable (Note 25)				£ 0
Restructuring of existing businesses | Top of range
Disclosure Of Other Provisions [Line Items]
Expected unwind period				5 years	5 years
Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities				£ 24		31
Estimated unwind percentage of noncurrent provisions				59.00%	59.00%
Other provisions for liabilities				£ 11		11
Provision for expected liability				35		42								42
Transferred to Canada Settlement Payable (Note 25)				£ 0
Employee-related benefits | Top of range
Disclosure Of Other Provisions [Line Items]
Expected unwind period				5 years	5 years
Fox River
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities				£ 38		42
New provisions, other provisions							£ 274
Payments for funding agreement				0		1
Legal costs incurred				3
Other provisions for liabilities				3		2
Provision for expected liability				41		44								44
Transferred to Canada Settlement Payable (Note 25)				£ 0
Fox River | Top of range
Disclosure Of Other Provisions [Line Items]
Expected unwind period				5 years	5 years
The Approved Plans in Canada
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities				£ 2,794		3,747				$ 6,750
Other provisions for liabilities				0		2,456				$ 4,423
Additional provisions, other provisions	£ 2,560	$ 4,768
Settlement payments				411	$ 758
Provision for expected liability				2,794		6,203		$ 5,152						0
Transferred to Canada Settlement Payable (Note 25)				£ (85)	$ 156
The Approved Plans in Canada | Minimum
Disclosure Of Other Provisions [Line Items]
Provision term				40 years	40 years
Other provisions
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities				£ 287		219
Other provisions for liabilities				557		542
Provision for expected liability				844		761								£ 774
Transferred to Canada Settlement Payable (Note 25)				0
Other provisions | British-American Tobacco (Romania) Investment S.R.L, BATRI
Disclosure Of Other Provisions [Line Items]
Other provisions				36		59
Sales return provision
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities				104		106
Provision for taxes other than income tax
Disclosure Of Other Provisions [Line Items]
Other provisions				240		113
Litigation related deposits | Brazil
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities				45		37
Litigation Related Deposits | Brazil
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities				£ 54		£ 77